Stock-based Compensation, Stock Option Activity (Q3) (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of period (in shares)			455,000	537,500	537,500	537,500
Granted during period (in shares)	0	0	0	0	0	0
Exercised during period (in shares)			0	0	0	0
Forfeited or expired during period (in shares)			(5,000)	(82,500)	(82,500)	0
Outstanding at end of period (in shares)	450,000	455,000	450,000	455,000	455,000	537,500
Exercisable at end of period (in shares)	360,000	275,000	360,000	275,000	275,000	267,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at beginning of period (in dollars per share)			$ 1.67	$ 2.19	$ 2.19	$ 2.19
Granted during period (in dollars per share)			0	0	0	0
Exercised during period (in dollars per share)			0	0	0	0
Forfeited or expired during period (in dollars per share)			6.00	4.89	4.98	0
Outstanding at end of period (in dollars per share)	$ 1.62	$ 1.67	1.62	1.67	1.67	2.19
Exercisable at end of period (in dollars per share)	$ 1.62	$ 1.70	$ 1.62	$ 1.70	$ 1.70	$ 2.71
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Stock based compensation expense	$ 10	$ 29	$ 10	$ 29	$ 38	$ 39
Unrecognized compensation cost	$ 16		$ 16		$ 46
Period of recognition for unrecognized compensation cost			5 months		1 year 1 month 24 days